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    As filed with the Securities and Exchange Commission on November 7, 2000


                        File Nos. 333-41461 and 811-8529

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE

                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 14


                                       AND

                        REGISTRATION STATEMENT UNDER THE

                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 17


                                 MEMORIAL FUNDS

                               Two Portland Square

                              Portland, Maine 04101

                                  207-879-1900

                                D. Blaine Riggle

                            Forum Fund Services, LLC

                               Two Portland Square

                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                              Seward & Kissel, LLC

                                1200 G Street, NW

                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


     immediately upon filing pursuant to Rule 485, paragraph (b)

 X   on November 7, 2000 pursuant to Rule 485, paragraph (b)

     60 days after filing pursuant to Rule 485, paragraph (a)(1)

     on _________________ pursuant to Rule 485, paragraph (a)(1)

     75 days after filing pursuant to Rule 485, paragraph (a)(2)

     on _________________ pursuant to Rule 485, paragraph (a)(2)


     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered: Daily Cash Fund. Daily Cash Fund is structured as a master-feeder fund and this registration statement is also executed by Core Trust (Delaware).

The prospectus and SAI filed via EDGAR in post-effective amendment number 6 on August 17, 1999, accession number 0001004402-99-000353 for Money Market Fund, International Equity Fund and Equity Income Fund are incorporated by reference into this registration statement.

LOGO

                                   PROSPECTUS

                              Institutional Shares


                                November 7, 2000


                                 Daily Cash Fund

                  The Fund seeks to provide high current income
               consistent with the preservation of capital and the
                            maintenance of liquidity.

           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
               DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER
                    THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

                                Table Of Contents

          Summary                                                       X
          Performance Information                                       X
          Fee Tables                                                    X
          Management                                                   XX
          Your Account                                                 XX

                    How To Contact The Fund                            XX
                    General Information                                XX
                    Buying Shares                                      XX
                    Selling Shares                                     XX
                    Exchange Privileges                                XX

          Other Information                                            XX
          Financial Highlights                                         XX

SUMMARY

This Prospectus offers Institutional Shares of Daily Cash Fund (the "Fund"). With a minimum investment of $1,000 the institutional shares are designed for institutional investors.

INVESTMENT OBJECTIVES

The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

          [Margin callout:  CONCEPTS TO UNDERSTAND

          MONEY MARKET SECURITY means a high credit quality, short-term U.S. dollar denominated debt security
          GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities
          REPURCHASE AGREEMENT means a transaction in which the Fund purchases securities and simultaneously commits to resell the securities to the other party at an agreed-upon date and at a price reflecting a market rate of interest]

The Fund invests in a diversified  portfolio of Money Market  Securities  and:

     o    seeks to maintain a stable net asset value of $1.00 per share,
     o    invests in securities with remaining maturities of 397 days or less
     o maintains a dollar weighted average maturity of its investments of 90 days or less.

The Fund is a "gateway" fund in a "Core and Gateway(R)" structure. The Fund invests substantially all of its assets in Cash Portfolio (the "Portfolio"), another mutual fund which has the same investment objective and substantially similar investment policies. The Portfolio's invests primarily in a broad spectrum of Money Market Securities including:

     o securities issued by financial institutions, such as certificates of deposits, bank notes, bankers' acceptances and time deposits of banks and their foreign branches
     o    securities issued by domestic companies, such as commercial paper
     o    Government Securities
     o    Repurchase Agreements.

Forum Investment Advisors, LLC, the investment adviser for the Portfolio (the "Adviser"), continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser selects securities that satisfy the maturity profile of the Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:

     o revised economic forecasts or interest rate outlook requires a repositioning of the Portfolio
     o the security subsequently fails to meet the Adviser's investment criteria
     o    funds are needed for another purpose

Principal Risks Of Investing In The Fund

         [Margin callout: MONEY MARKET FUND DISCLOSURE
         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.]

There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete or balanced investment program. The principal risks of investing in the Fund are described below.

These risks can result in a decrease in the value of a security or all the securities owned by the Fund and, therefore, a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

INTEREST RATE RISK Interest rates may affect the value of the Portfolio's investments. Increases in interest rates may cause a decline in value. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by the Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counter-party may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government as are Treasury Securities.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

PERFORMANCE INFORMATION


The Fund has assumed the performance history of the Portfolio in which it invests. The following charts and tables provide some indication of the historical risks of investing in the Fund by showing changes in the performance of the Portfolio from year to year. The performance reflects the period from the beginning of the Portfolio's operational performance history to the creation of the Fund. The Portfolio's historical performance has been restated to reflect the Fund's higher expense level. Performance information presented here represents only past performance and does not necessarily indicate future results.


                      [EDGAR Representation of Bar Chart]

                                   1996 4.72%
                                   1997 4.92%
                                   1998 4.79%
                                   1999 4.43%



During the periods shown in the chart, the highest quarterly return was 1.27% (for the quarter ended December 31, 1997) and the lowest return was 1.01% (for the quarter ended June 30, 1999).

The following table lists the Portfolio's average annual total return as of December 31, 1999.

Year(s)                                       THE PORTFOLIO
1 Year                                            4.43%
Since Inception (9/1/95)                          4.75%

FEE TABLES

The following table describe the various fees and expenses that you will pay if you invest in Institutional Shares of the Fund. There are no charges to purchase or redeem Fund shares.



         Management Fees (1)                                          0.18%
         Distribution (Rule 12b-1) Fees                               0.15%
         Other Expenses                                               0.56%
         Total Annual Fund Operating Expenses (2)                     0.89%

(1)  Includes all investment advisory and administration fees.
(2) Based on estimated expenses for the Fund's fiscal year ending December 31, 2000. The Fund's expenses include its pro-rata share of the expenses of the Portfolio.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Institutional Shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the operating expenses remain the same as stated in the above table, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                  1 year                        3 years
                   $90                            $282


MANAGEMENT

The Fund is a series of Memorial Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information (the "SAI").

THE ADVISER

The Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser's primary business is fixed income investment management and, in addition to the Portfolio, advises two other money market funds and five taxable and tax-free bond funds. The Adviser makes investment decisions for the Portfolio.

During the Portfolio's last fiscal year, the aggregate advisory fees paid, as a percentage of average net assets paid to the Adviser were 0.03%.


Memorial Investment Advisors, Inc. ("MIA") has been retained as a "dormant" or "back up" investment adviser to manage any assets redeemed and invested directly by the Fund. MIA does not receive any compensation under this arrangement as long as the Fund invests directly in the Portfolio. If the Fund redeems assets from the Portfolio and invests them directly, MIA would receive an investment advisory fee from the Fund for the management of those assets in the same amount paid by the Portfolio to its adviser.

OTHER SERVICE PROVIDERS


The Forum Financial Group ("Forum") of companies provides various services to the Fund. As of October 1, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $ 122 billion.


Forum Shareholder Services, LLC is the Fund's transfer agent (the "Transfer Agent").

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.


SHAREHOLDER SERVICES PLAN

The Trust has adopted a shareholder services plan permitting the Trust to compensate financial institutions for acting as shareholder servicing agents for their customers.

DISTRIBUTION EXPENSES

The Trust has a distribution plan adopted under SEC Rule 12b-1 that allows the Trust to pay asset-based sales charges or distribution fees for the distribution and sale of the Fund's shares. These fees are charged at an annual rate of 0.15 percent of the average daily net assets of the Fund. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


FUND EXPENSES

The Fund pays all of its expenses. The Fund's expenses include its own expenses as well as Trust expenses that are allocated among the Fund with other funds of the Trust. The Adviser or other service providers may voluntarily waive all or any portion of their fees and/or reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases the Fund's performance for the period during which the waiver or reimbursement is in effect.

YOUR ACCOUNT

[Margin Callout HOW TO CONTACT THE FUND

WRITE TO US AT:

         Daily Cash Fund
         P.O. Box 446
         Portland, Maine 04112

TELEPHONE US AT:
         (888) 263-5593 (Toll Free)

WIRE INVESTMENTS (OR ACH PAYMENTS) TO US AT:

         BankBoston

         Boston, Massachusetts

         ABA #011000390
                  FOR CREDIT TO:

                  Forum Shareholder Services, LLC
                  Account # 541-54171
                  Daily Cash Fund

                  (Your Name)
                  (Your Account Number)]

GENERAL INFORMATION


You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form. Requests to purchase shares must be accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"). Investments are not accepted or invested by the Fund during the period before the receipt of Federal Funds.


Shares become entitled to received distributions on the day of purchase if the order and payment are received by the Transfer Agent as follows (times indicated are Eastern time):

 --------------------------------------- ------------------------------------
            Order must be received by     Payment must be received by
 --------------------------------------- ------------------------------------
                    2:00 p.m.                      4:00 p.m.
 --------------------------------------- ------------------------------------

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco close early, the Trust/Fund may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from the Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of 4:00 p.m., Eastern time on each weekday except Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Day"). The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, the Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, sole proprietorship, joint and Uniform Gifts to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Daily Cash Fund" or to one or more owners of the account and endorsed to "Daily Cash Fund." For all other accounts, the check must be made payable on its face to "Daily Cash Fund." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

         PURCHASES BY AUTOMATED CLEARING HOUSE ("ACH") This service allows you to purchase additional shares through an electronic transfer of money from your checking or savings account. When you make an additional purchase by telephone, the Transfer Agent will automatically debit your pre-designated bank account for the desired amount. You may call (888) 263-5593 to request an ACH transaction.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment for the Fund is $1,000. There is no minimum additional investment. Management of the Fund may choose to waive the initial investment minimum.


ACCOUNT REQUIREMENTS


                     TYPE OF ACCOUNT                                              REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS:         o        Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole             required to sign exactly as their names appear
proprietorship accounts.  Joint accounts can have two or             on the account
more owners (tenants)
---------------------------------------------------------- -------------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA):                 o        Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a            custodial account under the UGMA or UTMA
child and obtain tax benefits.                              o        The custodian must sign instructions in a
                                                                     manner indicating custodial capacity
---------------------------------------------------------- -------------------------------------------------------------
BUSINESS ENTITIES                                           o        Submit a Corporate/Organization Resolution
                                                                     form or similar document
---------------------------------------------------------- -------------------------------------------------------------
TRUSTS                                                      o        The trust must be established before an
                                                                     account can be opened
                                                            o        Provide a certified trust document, or the
                                                                     pages from the trust document that identify
                                                                     the trustees


INVESTMENT PROCEDURES

                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT

BY CHECK                                                     BY CHECK

o        Call or write us for an account application         o        Fill out an investment slip from a
         and/or a Corporate/Organization Resolution form              confirmation statement or write us a letter
o        Complete the application                            o        Write your account number on your check
o        Mail us your application and a check                o        Mail us the slip (or your letter) and a check

BY WIRE                                                      BY WIRE

o        Call or write us for an account application         o        Call to notify us of your incoming wire
         and/or a Corporate/Organization Resolution form     o        Instruct your bank to wire your money to us
o        Complete the application
o        Call us to fax the completed application and we
         will assign you an account number
o        Mail us your original application
o        Instruct your bank to wire your money to us

BY ACH PAYMENT                                               BY SYSTEMATIC INVESTMENT

o        Call or write us for an account application         o        Complete the Systematic Investment section of
         and/or a Corporate/Organization Resolution form              the application
o        Complete the application                            o        Attach a voided check to your application
o        Call us to fax the completed application and we     o        Mail us the completed application and the
         will assign you an account number                            voided check
o        Mail us your original application
o        Make an ACH payment

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of a Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

SELLING SHARES


The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days until the Fund has received payment.

                        TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL

o    Prepare a written request including:
        o        Your name(s) and signature(s)
        o        Your account number
        o        The Fund name
        o        The dollar amount or number of shares you want to sell
        o        How and where to send your  proceeds
o    Obtain a  signature  guarantee  (if  required)
o    Obtain  other documentation (if required)
o    Mail us your request and documentation

BY WIRE

o Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
o Call us with your request (unless you declined telephone redemption privileges on your account application - See "By Telephone") or
o    Mail us your request (See "By Mail")
BY TELEPHONE

o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which the account is registered
     o    Additional form of identification
o    Your proceeds will be:
o        Mailed to you or
o Wired to you (unless you declined wire redemption privileges on your account application - See "By Wire")

SYSTEMATICALLY

o    Complete the systematic withdrawal section of the application
o    Attach a voided check to your application
o    Mail us your completed application

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 2:00 p.m., eastern time (or other time as may be determined), for the Fund, the Transfer Agent will wire proceeds to you on the next Fund Business Day.

SYSTEMATIC WITHDRAWAL If you own shares of the Fund with an aggregate value of at least $10,000 you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

o    Sales of over $50,000 worth of shares.

o    Changes to a shareholder's record name

o Redemption from an account for which the address or account registration has changed within the last 30 days
o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $1,000, the Fund may ask you to increase your balance. If the account value is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS In Kind The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if the redemption represents more than one percent of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost", all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of any other series of the Memorial Funds, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 How To Exchange

BY MAIL

o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    The names of the funds you are exchanging
     o    The dollar amount or number of shares you want to sell (and exchange)
o If opening a new account, complete an account application if you are requesting different shareholder privileges
o    Mail us request and documentation

BY TELEPHONE

o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which account is registered
     o    Additional form of identification

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Fund and Portfolio operate in accordance with "Rule 2a-7" under the Investment Company Act of 1940. All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.

The Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions. For instance, the Portfolio may hold cash in any amount. The Portfolio may invest in other money market mutual funds that have substantially similar policies.

Securities in which the Portfolio invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolio limits these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

The Fund invests substantially all of its assets in the Portfolio, which is a series of Core Trust (Delaware) ("Core Trust"). The Fund may withdraw its entire investment from the Portfolio at anytime that the Board decides it is in the Fund's best interest to do so. The board of trustees of Core Trust formulates the general policies of the Portfolio and meets periodically to review the Portfolio's performance, monitor investment activities and practices and discuss other matters affecting the Portfolio. Additional information about the Core Trust's board and executive officers is in the SAI.

DISTRIBUTIONS

The Fund declares distributions from net investment income daily and pays those distributions monthly. In addition, the Fund pays capital gain distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

GENERAL

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.


The Fund's distributions will consist primarily of dividends. The Fund's distributions of net income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain, if any, are taxable to you as long-term capital gain regardless of how long you have held Fund shares. The Fund's distributions also may be subject to certain state and local taxes.


The Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in the Fund, please see the SAI and consult your tax adviser.

FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.

                           FOR MORE INFORMATION

                                                                                       MEMORIAL

         The following documents are available free upon request:                        FUNDS

                        ANNUAL/SEMI-ANNUAL REPORTS

   The Fund will provide annual and semi-annual reports to shareholders that
    will provide additional information about the Fund's investments. In the       DAILY CASH FUND
   Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its preceding fiscal year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                             The SAI provides more
    detailed information about the Fund and is incorporated by reference into
                    (and is legally part of) this Prospectus.


                               CONTACTING THE FUND
    You can get a free copy of the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                                 Memorial Funds
                                  P.O. Box 446
                              Portland, Maine 04112
                                   888-263-5593                                    Memorial Funds
                                                                                     P.O. Box 446
                SECURITIES AND EXCHANGE COMMISSION INFORMATION                  Portland, Maine 04112
      You can also review the Fund's SAI at the Public Reference Room of             888-263-5593
                the Securities and Exchange Commission ("SEC").
                 You can get copies, for a fee, by writing to:

                             Public Reference Room
                      Securities and Exchange Commission

                          Washington, D.C. 20549-0102
                      E-mail address: publicinfo@sec.gov

   The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Free copies of the SAI are also available from the SEC's Internet website at http://www.sec.gov.


                 Investment Company Act File No. 811-8529



            MEMORIAL
              FUNDS


                                   STATEMENT OF ADDITIONAL INFORMATION
                                   NOVEMBER 7, 2000


FUND INFORMATION:

       Memorial Funds

       Two Portland Square         DAILY CASH FUND
       Portland, Maine 04101

         (888) 263-5593

ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

       Forum Shareholder

       Services, LLC
       P.O. Box 446
       Portland, Maine 04101
       (888) 263-5593









This Statement of Additional Information or "SAI" supplements the Prospectus dated November 7, 2000, as may be amended from time to time, offering Institutional Shares of Daily Cash Fund (the "Fund"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by contacting shareholder services at the address or telephone number listed above.

TABLE OF CONTENTS

         Glossary ...........................................................2
1.       General Information.................................................3
2.       Investment Policies and Risks.......................................3
3.       Investment Limitations..............................................10
4.       Performance Data and Advertising....................................14
5.       Management..........................................................18
6.       Portfolio Transactions..............................................25
7.       Additional Purchase and Redemption Information......................26
8.       Taxation ...........................................................29
9.       Other Matters.......................................................32
Appendix A - Description of Securities Ratings...............................A-1
Appendix B - Miscellaneous Tables............................................B-1
Appendix C - Performance Data................................................C-1
Appendix D - Additional Advertising Materials................................D-1

GLOSSARY

"Adviser" means Forum Investment Advisors, LLC

"Board" means the Board of Trustees of the Trust.

"Code" means the Internal Revenue Code of 1986, as amended.

"Core Trust" means Core Trust (Delaware).

"Core Trust Board" means the Board of Trustees of Core Trust.

"Custodian" means the custodian of the Fund's assets.

"FAdS" means Forum Administrative Services, LLC, administrator of the Fund.

"FAcS" means Forum Accounting Services, LLC, fund accountant of the Fund.

"FFS" means Forum Fund Services, LLC, distributor of the Fund's shares.

"FSS" means Forum Shareholder Services, LLC, transfer agent of the Fund.

"Fund" means Daily Cash Fund

"Fitch" means Fitch IBCA, Inc.

"Government Securities" means securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (see prospectus).

"Moody's" means Moody's Investors Service.

"NAV" means net asset value per share (see prospectus).

"NRSRO" means a nationally recognized statistical rating organization.

"Portfolio" means Cash Portfolio, a series of Core Trust.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's Corporation, a division of McGraw Hill Companies.

"Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent and distribution disbursing agent of the Fund.

"Treasury Securities" means securities issued or guaranteed by the U.S. Treasury (see prospectus).

"Trust" means Memorial Funds.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

GENERAL INFORMATION

The Fund is a "gateway" fund in a Core and Gateway(R) structure. The Fund invests substantially all of its assets in the Cash Portfolio, a portfolio of Core Trust, another open-end, management investment company, with identical investment objectives and substantially similar investment policies.

CONSIDERATIONS OF INVESTING IN THE PORTFOLIO

The Fund's investment in the Portfolio may be affected by the actions of other investors in the Portfolio. The Fund may withdraw its entire investment from the Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund, resulting in increased risk, and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the Adviser or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund.

INVESTMENT POLICIES AND RISKS

The following discussion supplements the disclosure in the Prospectus about the Fund's investment techniques, strategies and risks. Unless otherwise indicated below, the discussion of the investment policies of the Fund also refers to the investment policies of the Portfolio in which the Fund invests.

                          SECURITY RATINGS INFORMATION

Under Rule 2a-7, the Portfolio must normally invest at least 95% of its total assets in securities that are rated in the highest short-term rating category for debt obligations, or are unrated and determined to be of comparable quality.

Unrated securities may not be as actively traded as rated securities. The Portfolio may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interest of the Portfolio. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A to this SAI. The Portfolio may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

                                  GENERAL RISKS

INTEREST RATE RISK Changes in interest rates affect the market value of the interest-bearing fixed income securities held by the Portfolio. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK The Portfolio's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that the Portfolio holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, the Portfolio only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.

MORTGAGE AND ASSET BACKED SECURITIES The value of mortgage-related securities may be significantly affected by changes in interest rates, the markets' perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize mortgage-related securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some mortgage-related securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities. Mortgage prepayments may be triggered by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-related security will influence the yield of that security and the Portfolio's yield. Because prepayments of principal generally occur when interest rates are declining, the Portfolio may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. When this occurs, the Portfolio's yield will decline. A decrease in the rate of prepayments may extend the effective maturities of mortgage-related securities, increasing their sensitivity to changes in market interest rates. To the extent that the Portfolio purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

                             MONEY MARKET SECURITIES

VARIABLE AND FLOATING RATE SECURITIES

The Portfolio may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates, such as the Prime Rate. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yields of the variable and floating rate securities, and different securities may have different adjustment rates. Accordingly, as interest rates increase or decrease, the appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that the Portfolio invests in long-term variable or floating rate securities, the Adviser believes that the Portfolio may be able to take advantage of the higher yield that is usually paid on long-term securities.

The Portfolio will only purchase variable or floating rate securities, whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7 of the 1940 Act, the Portfolio may only purchase securities with maturities of greater than 397 days if they have demand features that meet certain requirements or they are certain long-term U.S. Government Securities.

The Portfolio also may purchase variable and floating rate corporate master notes and similar securities. Master notes with variable or floating interest rates are unsecured obligations that are redeemable upon notice. You may invest fluctuating amounts in these instruments at varying rates of interest under a direct arrangement with the issuer. These obligations include master demand notes. The issuer of these obligations often has the right, after a given period, to prepay its outstanding principal obligations upon a specified number of days' notice. These obligations generally are not traded and there is generally no established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

MORTGAGE BACKED AND ASSET BACKED SECURITIES

The Portfolio may purchase adjustable rate mortgage backed or other asset backed securities (such as Small Business Association Securities that are Government Securities). These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans that may be secured by real estate or other assets. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities.

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, the Portfolio could suffer some principal loss if the Portfolio sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some adjustable rate securities (or the underlying mortgages) are subject to caps or floors, that limit the maximum change in interest rates during a specified period or over the life of the security.

SMALL BUSINESS ADMINISTRATION SECURITIES Small Business Administration securities ("SBA") are variable rate securities that are backed by the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime Rate. SBA securities generally have maturities at issue of up to 40 years. The Portfolio may not purchase an SBA security if, immediately after the purchase, (1) the Portfolio would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total unaccreted discount) on SBA securities would exceed 0.25% of the Portfolio's net assets.

COLLATERALIZED MORTGAGE OBLIGATIONS The Portfolio may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities or by pools of conventional mortgages. CMOs typically have a number of classes or series with different maturities and are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in pre-payments of the obligations comprising the collateral pool.

FEDERAL HOME LOAN MORTGAGE CORPORATION SECURITIES

The Portfolio currently is prohibited from purchasing any security issued by the Federal Home Loan Mortgage Corporation. This does not prohibit the Portfolio from entering into repurchase agreements collateralized with securities issued by the Federal Home Loan Mortgage Corporation.

                  REPURCHASE AGREEMENTS AND SECURITIES LENDING

GENERAL

The Portfolio may enter into Repurchase Agreements. Repurchase Agreements are transactions in which the Portfolio purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a Repurchase Agreement, the Portfolio's custodian, subcustodian or other third party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase Agreements allow the Portfolio to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

RISKS

Repurchase Agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Portfolio may have difficulties in exercising its rights to the underlying securities. The Portfolio may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security purchased by or lent by the Portfolio may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Portfolio, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to Repurchase Agreements. The Portfolio will only enter a Repurchase Agreement with a seller that the Adviser believes present minimal credit risk.

                                    BORROWING

GENERAL

The Portfolio may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Portfolio's total assets. The Portfolio may borrow money for other purposes so long as such borrowings do not exceed 5% of the Portfolio's total assets. The purchase of securities is prohibited if the Portfolio's borrowing exceeds 5% or more of the Portfolio's total assets.

RISKS

The use of borrowing involves special risks, including magnified capital losses. If the Portfolio buys securities with borrowed funds and the value of the securities declines, the Portfolio may be required to provide the lender with additional funds or liquidate its position in these securities to continue to secure or repay the loan. The Portfolio may also be obligated to liquidate other portfolio positions at an inappropriate time in order to pay off the loan or any interest payments associated with the loan.

To the extent that the interest expense involved in a borrowing transaction approaches the net return on the Portfolio's investment portfolio, the benefit of borrowing will be reduced. If the interest expense due to a borrowing transaction exceeds the net return on the Portfolio's investment portfolio, the Portfolio's use of borrowing would result in a lower rate of return than if the Portfolio did not borrow. The size of any loss incurred by the Portfolio due to borrowing will depend on the amount borrowed. The greater the percentage borrowed, the greater potential of gain or loss to the Portfolio.

                             WHEN-ISSUED SECURITIES

GENERAL

The Portfolio may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Portfolio will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

RISKS

At the time the Portfolio makes a commitment to purchase securities in this manner, the Portfolio immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions and forward commitments enables the Portfolio to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Portfolio's asset value per unit. Failure by a counterparty to deliver a security purchased by the Portfolio on a when-issued or delayed delivery basis may result in a loss to the Portfolio or a missed opportunity to make an alternative investment.

                               ILLIQUID SECURITIES

GENERAL

The Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means repurchase agreements not entitling the holder to payment of principal within seven days and, except as otherwise determined by the Adviser, securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

RISKS

Limitations on resale may have an adverse effect on the marketability of a security and the Portfolio might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Portfolio might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

DETERMINATION OF LIQUIDITY

The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.

INVESTMENT LIMITATIONS

The investment objective of the Fund and Portfolio are fundamental. The Portfolio and Fund have also adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental), the Portfolio or Fund, as applicable, may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund or Portfolio, as applicable.

A fundamental policy of the Fund cannot be changed without the affirmative vote of the lesser of: (1) 50 percent of the outstanding shares of the Fund (or interests in the case of the Portfolio); or (2) 67 percent of the shares of the Fund (or interests of the Portfolio) present or represented at a shareholders meeting at which the holders of more than 50 percent of the outstanding shares of the Fund (or interests in the case of the Portfolio) are present or represented. The Board may change a nonfundamental policy of the Fund without shareholder approval and the Core Trust Board may change a nonfundmental policy of the Portfolio without interestholder consent.

For purposes of all investment policies of the Fund and Portfolio (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund or Portfolio may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund or Portfolio may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's or Portfolio's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

                             FUNDAMENTAL LIMITATIONS

The Portfolio may not:

DIVERSIFICATION With respect to 75% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer.

CONCENTRATION Purchase securities if, immediately after the purchase, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities.

For purposes of concentration: (i) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (ii) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

UNDERWRITING Underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE Purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Portfolio's total assets.

SENIOR SECURITIES Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional series or classes that the Trustees may establish.

LENDING Make loans except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

                           NONFUNDAMENTAL LIMITATIONS

The Portfolio may not:

DIVERSIFICATION With respect to 100% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, unless the investment is permitted by Rule 2a-7 under the 1940 Act.

BORROWING Purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding; and if at any time the Portfolio's borrowings exceed the Portfolio's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.

SECURITIES WITH VOTING RIGHTS Purchase securities that have voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY Acquire securities or invest in Repurchase Agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

PERFORMANCE DATA AND ADVERTISING

                                PERFORMANCE DATA

The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper Inc., IBC Financial Data, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o    The performance of other mutual funds.

o The performance of recognized stock, bond and other indices, including but not limited to U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Fund's performance will fluctuate in response to market conditions and other factors.

                            PERFORMANCE CALCULATIONS

The Fund's performance may be quoted in terms of yield or total return. Appendix B includes performance information for the Fund.

SEC YIELD

Yield quotations for the Fund will include an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and are calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value reflects the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by the Fund is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of the Fund's yield is tax-exempt, only that portion is adjusted in the calculation.

TOTAL RETURN CALCULATIONS

The Fund's total return shows its overall change in value, assuming that all of the Fund's distributions are reinvested.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns the Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV      =        ending  redeemable  value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

         The Fund may quote unaveraged or cumulative total returns that reflect the Fund's performance over a stated period of time.

         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration the Fund's front-end sales charge or contingent deferred sales charge (if applicable).

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
      The other definitions are the same as in average annual total return above

                                  OTHER MATTERS

The Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's Adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (6) the results of a hypothetical investment in the Fund or class over a given number of years, including the amount that the investment would be at the end of the period; (7) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (8) the net asset value, net assets or number of shareholders of the Fund or class as of one or more dates; and (9) a comparison of the Fund's or class's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

In connection with its advertisements, the Fund or class may provide "shareholder letters" that serve to provide shareholders or investors with an introduction to the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.

MANAGEMENT

                       TRUSTEES AND OFFICERS OF THE TRUST

The names of the Trustees and officers of the Trust, their position with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*). The Board supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

------------------------------------------ ----------------------------------- -------------------------------------------------
NAME, ADDRESS AND AGE                      POSITION(S) WITH FUND               PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE
                                                                               YEARS
------------------------------------------ ----------------------------------- -------------------------------------------------
Christopher W. Hamm*                       Chairman of the Board of            President, Memorial Group, Inc. since 1998
                                           Trustees,                           Executive Director, CIBC Oppenheimer 1996-98
         5847 San Felipe, Suite 4545       President                           Vice President, Paine Webber 1993-96
         Houston, Texas 77002              Valuation Committee, Member(1)
         Born:  March 1967
------------------------------------------ ----------------------------------- -------------------------------------------------
John Y. Keffer*                            Trustee                             President and Director, Forum Financial
                                           Valuation Committee, Member(1)      Services, Inc. for more than five years
         Two Portland Square                                                   Director and sole shareholder (directly and
         Portland, Maine 04101                                                 indirectly) Forum Financial Group LLC, which
         Born:  July 1942                                                      owns (directly or indirectly) Forum
                                                                               Administrative Services, LLC. Forum Shareholder
                                                                               Services, LLC and Forum Investment Advisers, LLC
                                                                               Officer, Director or Trustee, various funds
                                                                               managed and distributed by FAdS or FFS
------------------------------------------ ----------------------------------- -------------------------------------------------
Jay Brammer                                Trustee                             Executive Vice President, Gibralter Properties,
                                           Audit Committee, Member(2)          Inc., a real estate holding company, since 1995
         9000 Keystone Crossing, Suite                                         Executive Vice President, Gibraltar Mausoleum
         1000                                                                  Corp., 1980-95
         Indianapolis, Indiana 46240
         Born:  August 1957
------------------------------------------ ----------------------------------- -------------------------------------------------
J.B. Goodwin                               Trustee                             President, JBGoodwin Company, a comprehensive
                                           Audit Committee, Member(2)          real estate and holding company, for more than
         3933 Steck Avenue, B-101                                              five years
         Austin, Texas 78759
         Born:  December 1949
------------------------------------------ ----------------------------------- -------------------------------------------------
Robert Stillwell                           Trustee                             Attorney, Baker & Botts, a law firm, for more
                                           Audit Committee, Chairman(2)        than five years
         3000 One Shell Plaza
         Houston, Texas 77002
         Born:  January 1937
------------------------------------------ ----------------------------------- -------------------------------------------------
Ronald H. Hirsch                           Vice President and
                                           Treasurer                           Managing Director of Operations and Finance,
         Two Portland Square                                                   Forum Financial Group since 9/99
         Portland, Maine 04101                                                 Member of the Board, Citibank Germany from
         Born: October 1943                                                    1991-1998
------------------------------------------ ----------------------------------- -------------------------------------------------
Thomas G. Sheehan                          Vice President                      Managing Director and Counsel, Forum Financial
                                                                               Group, LLC since 1993
         Two Portland Square                                                   Special Counsel, Division of Investment
         Portland, Maine 04101                                                 Management SEC
         Born:  November 1954                                                  Officer, various funds managed and distributed
                                                                               by FAdS or FFS
------------------------------------------ ----------------------------------- -------------------------------------------------
D. Blaine Riggle                           Secretary                           Counsel, Forum Financial Group, LLC, since 1998
                                                                               Associate Counsel, Wright Express Corporation
         Two Portland Square                                                   (a Fleet credit card company), 3/97 - 1/98
         Portland, Maine 04101                                                 Associate at the law firm of Friedman, Babcock
         Born:  November 1966                                                  & Gaythwaite, 1994 - 3/97
                                                                               Officer, various funds managed and distributed
                                                                               by FAdS or FFS


                                       13

------------------------------------------ ----------------------------------- -------------------------------------------------
Marcella A. Cote                           Assistant Secretary                 Senior Fund Specialist, Forum Financial Group,
                                                                               LLC, since 1998
         Two Portland Square                                                   Budget Analyst, State of Maine Department of
         Portland, Maine 04101                                                 Human Services, 2/97 - 5/98
         Born:  January 1947                                                   Project Assistant, Muskie School of Public
                                                                               Service, 1994 - 2/97
                                                                               Officer, various funds managed and distributed
                                                                               by FAdS or FFS
------------------------------------------ ----------------------------------- -------------------------------------------------
Dawn L. Taylor                             Assistant Treasurer                 Tax Manager, Forum Financial Group, LLC, since
                                                                               1997

         Two Portland Square                                                   Senior Tax Accountant, Purdy, Bingham &
         Portland, Maine 04101                                                 Burrell, LLC, 1/97 - 10/97
         Born:  May, 1964                                                      Senior Fund Accountant, Forum Financial Group,
                                                                               LLC, 9/94 - 1/97

                                                                               Officer, various funds managed and distributed by
                                                                               FAdS or FFS
------------------------------------------ ----------------------------------- -------------------------------------------------

(1) The Valuation Committee is responsible for determining and monitoring the value of the Fund's assets.
(2) The Audit Committee is responsible for meeting with the Trust's independent certified public accountants to: (a) review the arrangements and scope of any audit; (b) discuss matters of concern relating to the Trust's financial statements, including any adjustments to such statements recommended by the accountants, or other results of any audit; (c) consider the accountants' comments with respect to the Trust's financial policies, procedures, and internal accounting controls; and (d) review any form of opinion the accountants propose to render to the Trust.

                      COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee receives an annual fee of $5,000, and is paid $500 for each Board meeting attended and $500 for each committee meeting attended on a date when a Board meeting is not held.

Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees that are affiliated with the Adviser receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.

                       TRUSTEES AND OFFICERS OF CORE TRUST

The names of the Trustees and officers of Core Trust, their positions with Core Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk (*). The Core Trust Board supervises the Portfolio's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.


-------------------------------------- --------------------------- ---------------------------------------------------
NAME, DATE OF BIRTH                    POSITION WITH THE TRUST     PRINCIPAL OCCUPATION(S) DURING
AND ADDRESS                                                        PAST 5 YEARS
-------------------------------------- --------------------------- ---------------------------------------------------
-------------------------------------- --------------------------- ---------------------------------------------------
John Y. Keffer*                        Chairman and President      Member and Director,  Forum Financial  Group,  LLC
Born:  July 15, 1942                                               (a mutual fund services holding company)
Two Portland Square                                                Director,   Forum  Fund  Services,   LLC  (Trust's
Portland, Maine 04101                                              underwriter)
                                                                   Officer of six other investment companies for
                                                                   which Forum Financial Group, LLC provides services
-------------------------------------- --------------------------- ---------------------------------------------------
-------------------------------------- --------------------------- ---------------------------------------------------
Costas Azariadis                       Trustee                     Professor of Economics, University of
Born:  February 15, 1943                                           California-Los Angeles
Department of Economics                                            Visiting Professor of Economics, Athens
University of California                                           University of Economics and Business 1998-1999
Los Angeles, CA 90024                                              Trustee of one other investment company for which
                                                                   Forum Financial Group, LLC provides services

-------------------------------------- --------------------------- ---------------------------------------------------
-------------------------------------- --------------------------- ---------------------------------------------------
James C. Cheng                         Trustee                     President, Technology Marketing Associates
Born:  July 26, 1942                                               (marketing company for small and medium size
27 Temple Street                                                   businesses in New England)
Belmont, MA 02718                                                  Trustee of one other investment company for which
                                                                   Forum Financial Group, LLC provides services

-------------------------------------- --------------------------- ---------------------------------------------------
-------------------------------------- --------------------------- ---------------------------------------------------
J. Michael Parish                      Trustee                     Partner, Thelen Reid & Priest LLP (law firm)
Born:  November 9, 1943                                            since 1995
40 West 57th Street                                                Partner, Winthrop Stimson Putnam & Roberts (law
New York, NY 10019                                                 firm) 1989-1995
                                                                   Trustee of one other investment company for which
                                                                   Forum Financial Group, LLC provides services
-------------------------------------- --------------------------- ---------------------------------------------------
-------------------------------------- --------------------------- ---------------------------------------------------
David I. Goldstein                     Vice President              Counsel and General Counsel, Forum Financial
Born:  August 3, 1961                                              Group LLC
Two Portland Square                                                Officer of five other investment companies for
Portland, Maine 04101                                              which Forum Financial Group, LLC provides
                                                                   services

-------------------------------------- --------------------------- ---------------------------------------------------
-------------------------------------- --------------------------- ---------------------------------------------------
Ronald H. Hirsch                       Treasurer                   Managing Director, Operations/Finance and
Born:  October 14, 1943                                            Operations/Sales, Forum Financial Group, LLC
Two Portland Square                                                since 1999
Portland, Maine 04101                                              Member of the Board - Citibank Germany 1991 - 1998
                                                                   Officer of six other investment companies for
                                                                   which Forum Financial Group, LLC provides services
-------------------------------------- --------------------------- ---------------------------------------------------


                               INVESTMENT ADVISER

SERVICES OF THE ADVISER

Forum Investment Advisors, LLC acts as the investment adviser to the Portfolio pursuant to an investment advisory agreement (the "Agreement") with Core Trust. Under the Agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting portfolio transactions for the Portfolio. Since the Portfolio's inception, Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day to day management of the Portfolio. Mr. Fischer has over 25 years of experience in the money market industry.

FEES

The Adviser's fees are calculated as a percentage of the Portfolio's average net assets. The fee is accrued daily by the Portfolio and is paid monthly based on average net assets for the previous month. The Fund pays its pro-rata portion of the Portfolio's investment advisory fee.

Table 1 in Appendix C shows the dollar amount payable by the Portfolio to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by the Portfolio. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Agreement must be approved at least annually by the Board, and by a majority of the Trustees who are not parties to the agreement or interested persons of any such party ("Disinterested Trustees").

The Agreement is terminable without penalty by Core Trust regarding the Portfolio on 30 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 90 days' written notice to the Trust. The Agreement terminates immediately upon assignment.

Under the Agreement, the Adviser is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.


DORMANT INVESTMENT ADVISER

Memorial Investment Advisors, Inc. ("MIA") has been retained as a "dormant" or "back up" investment adviser to manage any assets redeemed and invested directly by the Fund. MIA does not receive any compensation under this arrangement as long as the Fund invests directly in the Portfolio. If the Fund redeems assets from the Portfolio and invests them directly, MIA would receive an investment advisory fee from the Fund for the management of those assets in the same amount paid by the Portfolio to its adviser.

MIA is 100% owned by Christopher W. Hamm. MIA is registered as an investment adviser with the SEC under the 1940 Act, as amended. Christopher W. Hamm is the only officer of the Trust that is employed by MIA (or affiliates of MIA).


                                   DISTRIBUTOR

SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of the Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

Under a distribution agreement (the "Distribution Agreement") with the Trust, FFS acts as the representative of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of the Fund are sold with sales charges or distribution fees. These financial institutions may otherwise act as processing agents and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

FFS does not receive a fee for any distribution services performed under the Distribution Agreement except the distribution service fees from the Trust with respect to the shares of those classes for which a Plan (as defined below) is effective.

OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

The Distribution Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees.

The Distribution Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Fund's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

                  DISTRIBUTION PLAN - INSTITUTIONAL SHARE CLASS


In accordance with Rule 12b-1 under the 1940 Act, with respect to the Fund, the Trust has adopted a distribution plan (the "Plan") which provides for the payment to FFS of a Rule 12b-1 fee at the annual rate of up to 0.15% of the average daily net assets of the Fund as compensation for FFS' services as distributor.

The Plan provides that FFS may incur expenses for such activities including, but not limited to, (1) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer of institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by FFS or others in connection with the offering of shares for sale to the public.

                          OTHER FUND SERVICE PROVIDERS

ADMINISTRATOR

THE TRUST As administrator, pursuant to an agreement with the Trust (the "Administration Agreement"), FAdS is responsible for supervising the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.


For its services, FAdS receives a fee from the Fund at an annual rate of 0.15% of the average daily net assets of the Fund. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.


The Administration Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice.

Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the Administration Agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

CORE TRUST FAdS also manages all aspects of Core Trust's operations with respect to the Portfolio. With respect to the Portfolio, FAdS has entered into an administration agreement ("Core Administration Agreement") that will continue in effect only if such continuance is specifically approved at least annually by the Core Trust Board or by the shareholders and, in either case, by a majority of the Disinterested Trustees. Under the Core Administration Agreement, FAdS performs similar services for the Portfolio to those provided to the Fund.

The Core Administration Agreement provides that FAdS shall not be liable to Core Trust or any of Core Trust's interestholders for any action or inaction of FAdS relating to any event whatsoever in the absence of bad faith, willful misfeasance or gross negligence in the performance of FAdS' duties or obligations under the Agreement or by reason of FAdS' reckless disregard of its duties and obligations under this Agreement. The Administration Agreement may be terminated with respect to a Portfolio at anytime, without the payment of any penalty: (1) by the Core Trust Board on 60 days' written notice to FAdS; or (2) by FAdS on 60 days' written notice to Core Trust.

FUND ACCOUNTANT

THE TRUST As fund accountant, pursuant to an accounting agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to the Fund. These services include calculating the NAV per share of the Fund and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from the Fund at an annual rate of $12,000 plus $1,500 for the preparation of tax returns and certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by the Fund and is paid monthly based on the transactions and positions for the previous month.


The Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.

Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1% of the actual NAV per share (after recalculation). The Accounting Agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.

CORE TRUST FAcS performs similar services for the Portfolio pursuant to a Portfolio and Unitholder Accounting Agreement ("Core Accounting Agreement"). The Core Accounting Agreement shall continue in effect with respect to the Portfolio until terminated; provided that continuance is specifically approved at least annually by the Board. The Portfolio and Unitholder Accounting Agreement may be terminated with respect to a Portfolio at any time, without the payment of any penalty (1) by the Board on 60 days' written notice to FAcS or (2) by FAcS on 60 days' written notice to the Trust. FAcS is required to use its best judgment and efforts in rendering fund accounting services and is not liable to Core Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence.

TRANSFER AGENT

FSS, as transfer agent and distribution paying agent pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"), maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.


For its services, the Transfer Agent receives with respect to the Fund 0.15% of the average daily net assets of the Fund and $25.00 per shareholder account. The fee is accrued daily by the Fund and is paid monthly based on the average net assets for the previous month.


The Transfer Agency Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Transfer Agency Agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to the Fund on 60 days' written notice.

Under the Transfer Agency Agreement, the Transfer Agent is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the Transfer Agency Agreement, the Transfer Agent and certain related parties (such as the Transfer Agent's officers and persons who control the Transfer Agent) are indemnified by the Trust against any and all claims and expenses related to the Transfer Agent's actions or omissions that are consistent with the Transfer Agent's contractual standard of care.

CUSTODIAN

As custodian, pursuant to an agreement with the Core Trust, Union Bank of California, N.A. safeguards and controls the Portfolio's cash and securities, determines income and collects interest on Portfolio investments. The Custodian may employ subcustodians to provide custody of the Portfolio's domestic and foreign assets. The Custodian is located at 445 South Figueroa Street, 5th Floor, Los Angeles, California 90007.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Portfolio in which the Fund invests. The Portfolio also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Portfolio and are paid monthly based on average net assets and transactions for the previous month.

LEGAL COUNSEL

Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005 passes upon legal matters in connection with the issuance of shares of the Trust.

INDEPENDENT AUDITORS

KPMG, LLP, 99 High Street, Boston, MA 02110, is the independent auditor of the Fund and the Portfolio. The auditor audits the annual financial statements of the Fund and the Portfolio. The auditor also reviews the tax returns and certain regulatory filings of the Fund and the Portfolio.

PORTFOLIO TRANSACTIONS

The Fund invests substantially all of its assets in the Portfolio and not directly in portfolio securities. Therefore, the Fund does not pay brokerage commissions directly.

Purchases and sales of portfolio securities for the Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There usually are no brokerage commissions paid for any purchases. While the Trust does not anticipate that the Portfolio will pay any amounts of brokerage commissions, in the event the Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that the Portfolio would otherwise be obligated to pay itself. All transactions for which the Portfolio pays transaction-related compensation are effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Portfolio by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for the Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of interestholders of the Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio. The Adviser monitors the creditworthiness of counterparties to the Portfolio's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with FIA or any of its affiliates.

                          OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Portfolio are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for the Portfolio and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                               GENERAL INFORMATION

You may purchase or redeem shares or request any shareholder privilege in person at the offices of the Transfer Agent located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

                         ADDITIONAL PURCHASE INFORMATION

Shares of the Fund are sold on a continuous basis by the distributor.

The Fund reserves the right to refuse any purchase request. There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges.

Fund shares are normally issued for cash only. At the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

IRAS

All contributions into an IRA through systematic investments are treated as IRA contributions made during the year the investment is received.

The Fund may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth Individual Retirement Accounts (collectively, "IRAs"). Call the Fund at 1-888-263-5593 to obtain an IRA account application. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You may contribute up to $2,000 annually to an IRA. Only contributions to Traditional IRAs are tax-deductible. However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $6,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $170,000.

This information on IRAs is based on regulations in effect as of January 1, 2000 and summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisors about your specific tax situation.

UGMAS/UTMAS

These custodial accounts provide a way to give money to a child and obtain tax benefits. Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must sign instructions in a manner indicating trustee capacity.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

SIGNATURE GUARANTEES

For requests made in writing, a signature guarantee is required for any of the following:

     o    Sales of over $50,000 worth of shares
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

LOST ACCOUNTS

The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

                        ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus or herein.

A delay may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the Federal Reserve Bank of San Francisco is closed for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Portfolio or if the amount to be redeemed is large enough to affect the Portfolio's operations. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

                                NAV DETERMINATION

Pursuant to Rule 2a-7, the Board has established procedures to stabilize the Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding distributions and utilizing a net asset value per share as determined by using available market quotations. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a Repurchase Agreement having a duration of greater than 397 days, will limit portfolio investments, including Repurchase Agreements, to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Fund's high quality criteria.

As described in the Prospectus, under certain circumstances the Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the Fund would be temporarily limited.

                                  DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV per share as of the last business day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

TAXATION

The tax information set forth in the Prospectus and the information in this section relate solely to U.S. Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

The tax-year end of the Fund is December 31 (the same as the Trust's fiscal year end).

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. All investors should consult their own tax adviser as to the Federal, state, local and foreign tax provisions applicable to them.

                 QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of its net long-term capital gain over its net short-term capital loss) that it distributes to shareholders. In order to qualify as a regulated investment company the Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income (and 90% of its tax-exempt interest income, net of expenses) for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, Government Securities, securities of other regulated investment companies and securities of other issuers and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than Government Securities and securities of other regulated investment companies) or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

The Portfolio is classified for Federal income tax purposes as a partnership and is not subject to Federal income tax. Instead, each investor in the Portfolio (including the Fund) is required to take into account in determining its Federal income tax liability its share of the Portfolio's income, gain, loss, deduction and credit. The Fund will be deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income.

FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the distributions will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

                               FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its net investment income for each tax year. The Fund expects to derive substantially all of its gross income (exclusive of capital gain) from sources other than dividends. Accordingly, it is expected that none of the Fund's distributions will qualify for the dividends-received deduction for corporations.

The Fund anticipates distributing substantially all of its net capital gain, if any, for each tax year. These distributions generally are made only once a year, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, it will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. Federal income tax consequences of distributions made (or deemed made) during the year.

                               FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year; and (3) any ordinary taxable income or capital gain net income from the preceding calendar year that was not distributed during that year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, the Fund reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                               BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's Federal income tax liability or refunded.

                              FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. Federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the rules from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

                              STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.

OTHER MATTERS

                         THE TRUST AND ITS SHAREHOLDERS

GENERAL INFORMATION

The Trust was organized as a business trust under the laws of the State of Delaware on November 26, 1997. The Trust has operated under that name and as an investment company since that date.

The Trust is registered with the SEC as an open-end, management investment company (a "mutual fund") under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

o Institutional Shares of each of Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund.

Each Fund is a series of Memorial Funds. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law. All shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter is determined to affect only a specific Fund (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or Memorial Funds. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

Each Fund reserves the right to invest in one or more other investment companies in a Core and Gateway(R) structure.

The Trust and each Fund will continue indefinitely until terminated.

Not all Funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a Fund's availability.

The Trust, the Adviser and FFS have adopted codes of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Funds and personnel of the Funds, the Adviser and FFS. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Funds.

SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Generally, shares will be voted separately by individual series except: (1) when required by applicable law, shares shall be voted in the aggregate and not by individual series; and (2) when the Trustees have determined that the matter affects the interests of more than one series, then the shareholders of all such series shall be entitled to vote thereon. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

A shareholder or shareholders representing 33 1/3% or more of the outstanding shares entitled to vote may, as set forth in the Trust Instrument, call meetings of the Trust (or Fund) for any purpose related to the Trust (or Fund), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any Fund may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The Trustees may, without prior shareholder approval: (1) cause the Trust or any Fund to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another company registered as an open-end, management investment company under the 1940 Act, or a series thereof: (2) cause any or all shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law; or (3) cause the Trust to incorporate or organize under the laws of any state, commonwealth, territory, dependence, colony or possession of the United States of America or in any foreign jurisdiction.

                                 FUND OWNERSHIP


As of November 7, 2000, the officers and trustees of the Trust as a group owned no shares of the Funds.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of November 7, 2000, and prior to the public offering of the Fund, Forum Financial Group, LLC, beneficially owned 100% of and may be deemed to control the Fund. It is unlikely, however, that Forum Financial Group, LLC, a limited liability company organized under the laws of Delaware, will continue to control the Fund. "Control" for these purposes is the ownership of 25% or more of the Fund's voting securities.

CONTROLLING PERSON INFORMATION

              LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust and requires that a disclaimer be given in each bond, note or contract, or other undertaking entered into or executed by the Trust or the Trustees. The Trust's Trust Instrument (the document that governs the operation of the Trust) provides that the shareholder, if held to be personally liable solely by reason of being or having seen a shareholder of such series, shall be entitled out of the assets the applicable series' property to be held harmless from and indemnified against all losses and expenses arising from such liability. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust or its shareholders for any act, omission or obligation of the Trust or any Trustee. In addition, the Trust Instrument provides that the Trustees shall not be liable for any act, omission or any conduct whatsoever in his capacity as a Trustee, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                             REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, the copy of such contract or other documents filed as exhibits to the registration statement.

                              FINANCIAL STATEMENTS

Financial statements for the Fund are not included because the Fund had not commenced operations prior to the date of this Statement of Additional Information. Financial Statements for the Cash Portfolio are available free, upon request

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

                  CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S

  AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

  A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

NOTE Plus (+) or minus (-). The ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+  High credit quality.  Protection factors are strong. Risk is modest but may
AA   vary slightly from time to  time because of economic conditions.

FITCH

INVESTMENT GRADE

AAA

          Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

          Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

          High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

                               SHORT TERM RATINGS

MOODY'S

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

  PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               o    Leading market positions in well-established industries.
               o    High rates of return on funds employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

  PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  NOT PRIME

                Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P

  A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

  A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

APPENDIX C - MISCELLANEOUS TABLES

                     TABLE 1 - INVESTMENT ADVISORY FEES ($)

                                                               GROSS FEE           FEE WAIVED         NET FEE PAID

CASH PORTFOLIO

     Year ended August 31, 1999                                  266,660               0                266,660
     Year ended August 31, 1998                                  158,716               0                158,716
     Year ended August 31, 1997                                   72,872               0                 72,872





                        TABLE 3 - ADMINISTRATION FEES ($)

                                                               GROSS FEE           FEE WAIVED         NET FEE PAID

CASH PORTFOLIO

     Year ended August 31, 1999                                 385,799        0                        385,799
     Year ended August 31, 1998                                 212,800        0                        212,800
     Year ended August 31, 1997                                  92,652        7,621                     85,031
     Year ended August 31, 1996                                  56,125        3,719                     52,406








                       TABLE 6 - FUND ACCOUNTING FEES ($)

                                                               GROSS FEE           FEE WAIVED         NET FEE PAID

CASH PORTFOLIO

     Year ended August 31, 1999                                   49,500                    0            49,500
     Year ended August 31, 1998                                   48,000                    0            48,000
     Year ended August 31, 1997                                   48,000                    0            48,000
     Year ended August 31, 1996                                   42,000               14,957            27,043





                   TABLE 7 - PORTFOLIO HOLDINGS IN DEALERS ($)

                                                                                                       VALUE

CASH PORTFOLIO



                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Copy of the Trust Instrument of the Registrant dated November 25, 1997 (Exhibit incorporated by reference as filed in initial Form N-1A on December 4, 1997, accession number 0001004402-97-000244).

(b)  Not Applicable.

(c)  See Sections 2.02, 2.04 and 2.06 of the Trust  Instrument  filed as Exhibit
     (a).

(d)  (1)  Investment   Advisory  Agreement  between  Registrant  and  Forum
          Investment Advisors, LLC dated March 13, 1998 as amended June 29, 1999 (Exhibit incorporated by reference as filed in post-effective amendment No. 4 on April 29, 1999, accession number 0001004402-99-000244).

     (2) Investment Subadvisory Agreement between Registrant, Forum Investment Advisors, LLC and PPM America, Inc. dated March 30, 2000 (Exhibit incorporated by reference as filed in post-effective amendment No. 8 on April 28, 2000, accession number 0001004402-00-000129).

     (3) Investment Subadvisory Agreement between Registrant, Forum Investment Advisors, LLC and Conseco Capital Management, Inc. dated March 13, 1998 (Exhibit incorporated by reference as filed in post-effective amendment No. 4 on April 29, 1999, accession number 0001004402-99-000244).

     (4) Investment Subadvisory Agreement between Registrant, Forum Investment Advisors, LLC and Davis Hamilton Jackson & Associates, L.P. dated March 13, 1998 (Exhibit incorporated by reference as filed in post-effective amendment No. 4 on April 29, 1999, accession number 0001004402-99-000244).

     (5) Investment Subadvisory Agreement between Registrant, Forum Investment Advisors, LLC and The Northern Trust Company dated March 13, 1998 (Exhibit incorporated by reference as filed in post-effective amendment No. 4 on April 29, 1999, accession number 0001004402-99-000244).


     (6) Form of Investment Advisory Agreement between Registrant and Memorial Investment Advisors, Inc. (filed herewith)


(e) Distribution Agreement between Registrant and Forum Fund Services, LLC dated as of May 1, 1999 (Exhibit incorporated by reference as filed in post-effective amendment No. 4 on April 29, 1999, accession number 0001004402-99-000244).

(f)  None.

(g)  (1)  Transfer  Agency and Services  Agreement  between  Registrant  and
          Forum  Shareholder  Services,   LLC  dated  March  13,  1998  (Exhibit
          incorporated by reference as filed in post-effective amendment No. 4 on April 29, 1999, accession number 0001004402-99-000244).

     (2) Form of Custodian Agreement between Registrant and Investors Bank & Trust Company (Exhibit incorporated by reference as filed in post-effective amendment No. 7 on March 1, 2000, accession number 0001004402-00-000158).

(h)  (1)  Administration    Agreement   between   Registrant   and   Forum
          Administrative   Services,   LLC  dated   March  13,   1998   (Exhibit
          incorporated by reference as filed in post-effective amendment No. 4 on April 29, 1999, accession number 0001004402-99-000244).

     (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated March 13, 1998 (Exhibit incorporated by reference as filed in post-effective amendment No. 4 on April 29, 1999, accession number 0001004402-99-000244).

     (3) Shareholder Service Agreement between Registrant and Memorial Group, Inc., dated June 29, 1999 (Exhibit incorporated by reference as filed in post-effective amendment No. 7 on March 1, 2000, accession number 0001004402-00-000158).

     (4) Securities Lending Agency Agreement between Registrant and Investors Bank & Trust Company dated January 31, 2000 (Exhibit incorporated by reference as filed in post-effective amendment No. 7 on March 1, 2000, accession number 0001004402-00-000158).

(i)  (1)  Opinion  of  counsel  to  Registrant  (Exhibit   incorporated  by
          reference as filed in post-effective amendment No. 1 on March 18, 1998, accession number 0001004402-98-000197).

     (2) Consent of Seward & Kissel, LLP (Exhibit incorporated by reference as filed in post-effective amendment No. 4 on April 29, 1999, accession number 0001004402-99-000244)

(j)  Not applicable.

(k)  None.

(l) Investment Representation letter of original purchaser of shares of Registrant (Exhibit incorporated by reference as filed in post-effective amendment No. 1 on March 18, 1998, accession number 0001004402-98-000197).


(m)  Rule 12b-1 Plan (filed herewith).


(n) 18f-3 Plan adopted by Registrant (Exhibit incorporated by reference as filed in post-effective amendment No. 4 on April 29, 1999, accession number 0001004402-99-000244).

(p) (1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed in post-effective amendment No. 8 on April 28, 2000, accession number 0001004402-00-000129).

     (2) Joint Code of Ethics adopted by Forum Investment Advisors, LLC and Forum Fund Services, LLC (Exhibit incorporated by reference as filed in post-effective amendment No. 8 on April 28, 2000, accession number 0001004402-00-000129).


     (3)  Code of Ethics adopted by PPM America, Inc. (filed herewith).


     (4) Code of Ethics adopted by Conseco Capital Management, Inc. (Exhibit incorporated by reference as filed in post-effective amendment No. 8 on April 28, 2000, accession number 0001004402-00-000129).

     (5) Code of Ethics adopted by Davis Hamilton Jackson & Associates, L.P. (Exhibit incorporated by reference as filed in post-effective amendment No. 8 on April 28, 2000, accession number 0001004402-00-000129).

     (6) Code of Ethics adopted by The Northern Trust Company (Exhibit incorporated by reference as filed in post-effective amendment No. 8 on April 28, 2000, accession number 0001004402-00-000129).


     (7) Code of Ethics adopted by Memorial Investment Advisors, Inc. (filed herewith)


Other Exhibits:

          Power of Attorney of Jay Brammer (Exhibit incorporated by reference as filed in post-effective amendment No. 1 on March 18, 1998, accession number 0001004402-98-000197).

          Power of Attorney of J.B. Goodwin (Exhibit incorporated by reference as filed in post-effective amendment No. 1 on March 18, 1998, accession number 0001004402-98-000197).

          Power of Attorney of Christopher W. Hamm (Exhibit incorporated by reference as filed in post-effective amendment No. 1 on March 18, 1998, accession number 0001004402-98-000197).

          Power of Attorney of Robert Stillwell (Exhibit incorporated by reference as filed in post-effective amendment No. 1 on March 18, 1998, accession number 0001004402-98-000197).

          Power of Attorney of John Y. Keffer (Exhibit incorporated by reference as filed in post-effective amendment No. 1 on March 18, 1998, accession number 0001004402-98-000197).

          Power of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Core Trust (Delaware) (Exhibit incorporated by reference as filed in post-effective amendment No. 15 to the registration statement of Monarch Funds via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 25.  INDEMNIFICATION

SECTION 10.02 of the Registrant's Trust Instrument provides as follows:

SECTION 10.02  INDEMNIFICATION.

         (a) Subject to the exceptions and limitations contained in Subsection 10.02(b): (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:
         (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a Person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other Persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this
         Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

Section 4 of the Investment Advisory Agreements provides in substance as follows:

SECTION 4.  STANDARD OF CARE

         The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Adviser's undertaking these services the Adviser shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, breach of fiduciary duty, willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder and except as otherwise provided by law.

Section 3 of the Administration Agreement provides as follows:

SECTION 3.  STANDARD OF CARE AND RELIANCE

         (a) Forum shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by

         Forum in writing. Forum shall use its best judgment and efforts in rendering the services described in this Agreement. Forum shall not be liable to the Trust or any of the Trust's shareholders for any action or inaction of Forum relating to any event whatsoever in the absence of bad faith, willful misfeasance or gross negligence in the performance of Forum's duties or obligations under this Agreement or by reason of Forum's reckless disregard of its duties and obligations under this Agreement.

         (b) The Trust agrees to indemnify and hold harmless Forum, its employees, agents, directors, officers and managers and any person who controls Forum within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, ("Forum Indemnitees") against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of or in any way related to Forum's actions taken or failures to act with respect to a Fund that are consistent with the standard of care set forth in Section 3(a) or based, if applicable, on good faith reliance upon an item described in Section 3(d) (a "Claim"). The Trust shall not be required to indemnify any Forum Indemnitee if, prior to confessing any Claim against the Forum Indemnitee, Forum or the Forum Indemnitee does not give the Trust written notice of and reasonable opportunity to defend against the claim in its own name or in the name of the Forum Indemnitee.

         (c) Forum agrees to indemnify and hold harmless the Trust, its employees, agents, trustees and officers against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of Forum's actions taken or failures to act with respect to a Fund that are not consistent with the standard of care set forth in Section 3(a). Forum shall not be required to indemnify the Trust if, prior to confessing any Claim against the Trust, the Trust does not give Forum written notice of and reasonable opportunity to defend against the claim in its own name or in the name of the Trust.

         (d) A Forum Indemnitee shall not be liable for any action taken or failure to act in good faith reliance upon:

              (i) the advice of the Trust or of counsel, who may be counsel to the Trust or counsel to Forum, and upon statements of accountants, brokers and other persons reasonably believed in good faith by Forum to be experts in the matter upon which they are consulted;

              (ii) any oral instruction which it receives and which it reasonably believes in good the person or persons transmitted faith authorized by the Board to give such oral instruction. Forum shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction;

              (iii) any written instruction or certified copy of any resolution of the Board, and Forum may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by Forum to have been validly executed; or

              (iv) any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by Forum to be genuine and to have been signed or presented by the Trust or other proper party or parties; and no Forum Indemnitee shall be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which Forum reasonably believes in good faith to be genuine.

              (e) Forum shall not be liable for the errors of other service providers to the Trust including the errors of printing services (other than to pursue all reasonable claims against the pricing service based on the pricing services' standard contracts entered into by Forum) and errors in information provided by an investment adviser (including prices and pricing formulas and the untimely transmission of trade information), custodian or transfer agent to the Trust.

Sections 7 and 8 of the Distribution Agreement provide:

SECTION 7.  STANDARD OF CARE

         (a) The Distributor shall use its best judgment and reasonable efforts in rendering services to the Trust under this Agreement but shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by the Distributor in writing. The Distributor shall not be liable to the Trust or any of the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment, or for any action or inaction of the Distributor in the absence of bad faith, willful misfeasance or gross negligence in the performance of the Distributor's duties or obligations under this Agreement or by reason or the Distributor's reckless disregard of its duties and obligations under this Agreement

         (b) The Distributor shall not be liable for any action taken or failure to act in good faith reliance upon:

              (i) the advice of the Trust or of counsel, who may be counsel to the Trust or counsel to the Distributor;

              (ii) any oral instruction which it receives and which it reasonably believes in good faith was transmitted by the person or persons authorized by the Board to give such oral instruction (the Distributor shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction);

              (iii) any written instruction or certified copy of any resolution of the Board, and the Distributor may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by the Distributor to have been validly executed; or

              (iv) any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by the Distributor to be genuine and to have been signed or presented by the Trust or other proper party or parties; and the Distributor shall not be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which the Distributor reasonably believes in good faith to be genuine.

         (c) The Distributor shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply. In addition, to the extent the Distributor's obligations hereunder are to oversee or monitor the activities of third parties, the Distributor shall not be liable for any failure or delay in the performance of the Distributor's duties caused, directly or indirectly, by the failure or delay of such third parties in performing their respective duties or cooperating reasonably and in a timely manner with the Distributor.

SECTION 8.  INDEMNIFICATION

         (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

              (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

              (ii) any act of, or omission by, Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)      Forum Investment Advisors, LLC

         The descriptions of Forum Investment Advisors, LLC under the caption "Management-Adviser" in the Prospectus and Statement of Additional Information of this amendment to the Trust's registration statement and in the Prospectus and Statement of Additional Information relating to Government Bond Fund, Corporate Bond Fund, Value Equity Fund and Growth Equity Fund, constituting certain of Parts A and B, respectively, of post-effective amendment No. 8 to the Trust's registration statement (accession number 0001004402-00-0001290) are incorporated by reference herein.

         The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections, which are of a substantial nature.

                           Forum Holdings Corp. I., Member.
                           Forum Trust, LLC, Member.

         Both Forum Holdings Corp. I. and Forum Trust are controlled indirectly by John Y. Keffer, President of Forum Trust and Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group's operating subsidiaries provide services.

         The following are the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group provides services.

         Name                                 Title                               Business Connection
         .................................... ................................... ..................................
         David I. Goldstein                   Secretary                           Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              General Counsel                     Forum Financial Group, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Officer                             other Forum affiliated companies
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Marc D. Keffer                       Assistant Secretary                 Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Corporate Counsel                   Forum Financial Group, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Officer                             other Forum affiliated companies

(b)      The Northern Trust Company

         The descriptions of The Northern Trust Company ("NTC") under the caption "Management-Adviser" in the Prospectus and Statement of Additional Information relating to Government Bond Fund constituting certain of Parts A and B, respectively, of post-effective amendment No. 8 to the Trust's registration statement (accession number 0001004402-00-0001290) are incorporated by reference herein.

         The following are the directors and officers of NTC, 50 South LaSalle Street, Chicago, Illinois, 60675, including any business connections of a substantial nature, which they have had in the past two (2) fiscal years. Unless otherwise indicated, the business address of each business connection is 50 South LaSalle Street, Chicago, Illinois.

         Name                                 Title                               Business Connection
         .................................... ................................... ..................................
         Duane L. Burnham                     Director                            NTC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Northern Trust Corporation

                                              ................................... ..................................
                                              ................................... ..................................
                                              Retired Chairman of the Board and   Abbott Laboratories
                                              Chief Executive Officer             150 Field Drive

                                                                                  Suite 160
                                                                                  Lake Forest, Illinois 60045
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Sara Lee Corporation
                                                                                  3 First National Plaza
                                                                                  Chicago, Illinois 60602
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Dolores E. Cross                     Director                            NTC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Northern Trust Corporation

                                              ................................... ..................................
                                              ................................... ..................................
                                              President (6/99)                    Morris Brown College
                                                                                  Administration Building, 2nd Fl
                                                                                  643 Martin Luther King, Jr. Dr.
                                                                                  Atlanta, Georgia 30314
                                              ................................... ..................................
                                              ................................... ..................................
                                              GE Fund Distinguished Professor     The Graduate School and
                                              of Leadership and Diversity -       University Center
                                              July 1998 to June 1999              The City University of NY
                                                                                  33 W 42nd Street, Room 1400N
                                                                                  New York, New York 10036
                                              ................................... ..................................
                                              ................................... ..................................
                                              Former President, GE Fund           General Electric Company
                                                                                  3135 Easton Turnpike
                                                                                  Fairfield, Connecticut 06432
                                              ................................... ..................................
                                              ................................... ..................................
                                              Chicago State University            Former President
                                              95th Street at King Drive
                                              Chicago, Illinois 60643

         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Susan Crown                          Director                            NTC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Northern Trust Corporation

                                              ................................... ..................................
                                              ................................... ..................................
                                              Vice President                      Henry Crown and Company
                                                                                  222 N. LaSalle Street
                                                                                  Suite 2000
                                                                                  Chicago, IL 60601
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Baxter International, Inc.
                                                                                  One Baxter Parkway
                                                                                  Deerfield, Illinois 60015
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Illinois Tool Works, Inc.
                                                                                  3600 W. Lake Avenue
                                                                                  Glenview, Illinois 60025
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         John R. Goodwin                      Senior Vice President               NTC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director, Managing Director and     NTQA
                                              Chief Investment Officer

         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Robert S. Hamada                     Director                            NTC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Northern Trust Corporation
                                              ................................... ..................................
                                              ................................... ..................................
                                              Dean, Edward Eagle Brown            University of Chicago Graduate
                                              Distinguished Service Professor     School of Business
                                              of Finance                          1101 East 58th Street
                                                                                  Chicago, Illinois 60637
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            A.M. Castle & Co.
                                                                                  3400 North Wolf Road
                                                                                  Franklin Park, Illinois 60131
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Chicago Board of Trade
                                                                                  141 West Jackson Boulevard
                                                                                  Chicago, Illinois 60604
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Barry G. Hastings                    President, Chief Operating          NTC
                                              Officer and Director
                                              ................................... ..................................
                                              ................................... ..................................
                                              President, Chief Operating          Northern Trust Corporation

                                              Officer and Director

                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Northern Trust of Florida
                                                                                  Corporation
                                                                                  700 Brickell Avenue
                                                                                  Miami, Florida 33131
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Northern Trust of California
                                                                                  Corporation,
                                                                                  355 S. Grand Avenue
                                                                                  Los Angeles, California 90017
                                              ................................... ..................................
                                              ................................... ..................................
                                              Vice Chairman of the Board &        Northern Trust of Florida
                                              Director                            Corporation, 700 Brickell

                                                                                  Avenue, Miami, FL 33131
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Nortrust Realty Management, Inc.
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Robert A. Helman                     Director                            NTC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Northern Trust Corporation

                                              ................................... ..................................
                                              ................................... ..................................
                                              Partner                             Mayer, Brown & Platt
                                                                                  190 S. LaSalle Street, 38th Fl.
                                                                                  Chicago, Illinois 60603
                                              ................................... ..................................
                                              ................................... ..................................
                                              Governor                            Chicago Stock Exchange
                                                                                  One Financial Plaza
                                                                                  440 S. LaSalle Street
                                                                                  Chicago, Illinois 60605
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            TC PipeLines GP
                                                                                  TransCanada PipeLines Tower
                                                                                  111 - 5th Avenue S.W.
                                                                                  Calgary, Alberta, Canada T2P 3Y6
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Dreyer's Grand Ice Cream, Inc.
                                                                                  5929 College Avenue
                                                                                  Oakland, California 94618
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Brambles USA, Inc.
                                                                                  400 N. Michigan Avenue
                                                                                  Chicago, IL 60611


         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Arthur L. Kelly                      Director                            NTC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Northern Trust Corporation
                                              ................................... ..................................
                                              ................................... ..................................
                                              Managing Partner                    KEL Enterprises L.P.
                                                                                  Two First National Plaza
                                                                                  20 S. Clark Street, Suite 2222
                                                                                  Chicago, Illinois 60603
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Bayerische Motoren Werke (BMW)
                                                                                  A.G. BMW Haus
                                                                                  Petuelring 130
                                                                                  Postfach 40 02 40
                                                                                  D-8000
                                                                                  Munich 40 Germany
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Deere & Company
                                                                                  John Deere Road
                                                                                  Moline, IL 61265
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Thyssen-Krupp Industries AG
                                                                                  Am Thyssenhaus 1
                                                                                  45128 Essen
                                                                                  Germany
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Snap-on Incorporated
                                                                                  2801 80th Street
                                                                                  Kenosha, Wisconsin 53140
                                              ................................... ..................................
         .................................... ................................... ..................................
         Frederick A. Krehbiel                Director                            NTC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Northern Trust Corporation

                                              ................................... ..................................
                                              ................................... ..................................
                                              Chairman, Chief Executive Officer   Molex Incorporated
                                              and Director                        2222 Wellington Court

                                                                                  Lisle, Illinois 60532-1682
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            DeVry, Inc.
                                                                                  One Tower Lane
                                                                                  Oakbrook Terrace, Illinois 60181
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Tellabs, Inc.
                                                                                  4951 Indiana Avenue
                                                                                  Lisle, Illinois 60532
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Robert A. LaFleur                    Senior Vice President               NTC
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         James J. Mitchell, III               President - Worldwide Operations    NTC
                                              and Technology and Executive Vice
                                              President
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            The Northern Trust Company of
                                                                                  New York
                                                                                  40 Broad Street, 8th Fl.
                                                                                  New York, New York 10004
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         William G. Mitchell                  Director                            NTC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Northern Trust Corporation

                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Peoples Energy Corporation
                                                                                  122 South Michigan Avenue
                                                                                  Chicago, Illinois 60603
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            The Sherwin-Williams Company
                                                                                  101 Prospect Avenue, N.W.
                                                                                  Cleveland, Ohio 44115-1075
                                              ................................... ..................................


         .................................... ................................... ..................................
         Edward J. Mooney                     Director                            NTC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Northern Trust Corporation

                                              ................................... ..................................
                                              ................................... ..................................
                                              Chairman, Chief Executive           Nalco Chemical Company
                                              Officer, President and Director     One Nalco Center

                                                                                  Naperville, Illinois 60563-1198
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            FMC Corporation
                                                                                  200 East Randolph
                                                                                  Chicago, IL 60601
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         William A. Osborn                    Chairman and Chief Executive        NTC
                                              Officer
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Northern Trust Corporation
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            NICOR, Inc.
                                                                                  1844 Ferry Road
                                                                                  Naperville, Illinois 60566
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Nortrust Realty Management Inc.
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Northern Futures Corporation
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Sheila A. Penrose                    President - Corporate and           NTC
                                              Institutional Services and
                                              Executive Vice President
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Northern Trust Global Advisors,
                                                                                  Inc.
                                                                                  29 Federal Street
                                                                                  Stamford, Connecticut 06901
                                              ................................... ..................................
                                              ................................... ..................................
                                              Manager                             Northern Trust Retirement
                                                                                  Consulting
                                                                                  400 Perimeter Center Terrace
                                                                                  Suite 850
                                                                                  Atlanta, Georgia 30346
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            NTQA
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Perry R. Pero                        Vice Chairman and Chief Financial   NTC
                                              Officer
                                              ................................... ..................................
                                              ................................... ..................................
                                              President and Director              Northern Futures Corporation
                                              ................................... ..................................
                                              ................................... ..................................
                                              President and Director              Northern Investment Corporation
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Northern Trust Global Advisors,
                                                                                  Inc.
                                                                                  29 Federal Street
                                                                                  Stamford, Connecticut 06901
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Northern Trust Securities, Inc.
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Nortrust Realty Management, Inc.
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            NTQA
         .................................... ................................... ..................................
                                              ................................... ..................................
         Stephen N. Potter                    Senior Vice President               NTC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director, Managing Director         NTQA

         .................................... ................................... ..................................


         .................................... ................................... ..................................
         Peter L. Rossiter                    Executive Vice President and        NTC
                                              General Counsel
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Harold B. Smith                      Director                            NTS
         .................................... ................................... ..................................
         .................................... ................................... ..................................
                                              Director                            Northern Trust Corporation
                                              ................................... ..................................
                                              ................................... ..................................
                                              Chairman of the Executive           Illinois Tool Works Inc.
                                              Committee and Director              3600 West Lake Avenue
                                                                                  Glenview, IL 60025-5811
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            W. W. Grainger, Inc.
                                                                                  5500 West Howard Street
                                                                                  Skokie, IL 60077
                                              ................................... ..................................
                                              ................................... ..................................
                                              Trustee                             Northwestern Mutual Life
                                                                                  Insurance Company
                                                                                  720 East Wisconsin Avenue
                                                                                  Milwaukee, Wisconsin 53202
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         William D. Smithburg                 Director                            NTC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Northern Trust Corporation

                                              ................................... ..................................
                                              ................................... ..................................
                                              Retired Chairman, President and     The Quaker Oats Company
                                              Chief Executive Officer             321 North State Street

                                                                                  Chicago, Illinois 60610
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Abbott Laboratories
                                                                                  One Abbott Park Road
                                                                                  Abbott Park, Illinois 60675
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Corning Incorporated
                                                                                  Corning, NY 14831
                                              ................................... ..................................
                                              ................................... ..................................
                                              Trustee                             Prime Capital Corporation
                                                                                  10275 West Higgins Road
                                                                                  Suite 200
                                                                                  Rosemont, Illinois 60018
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         James M. Snyder                      Executive Vice President            NTC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Northern Trust Global Advisors,
                                                                                  Inc.
                                                                                  29 Federal Street
                                                                                  Stamford, Connecticut 06901
                                              ................................... ..................................
                                              ................................... ..................................
                                              Chairman CEO and Director           NTQA
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Bide L. Thomas                       Director                            NTC

                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Northern Trust Corporation
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            MYR Group Inc.
                                                                                  (formerly L.E. Myers Company)
                                                                                  2550 West Golf Road
                                                                                  Rolling Meadows, Illinois 60008
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            R. R. Donnelley & Sons Company
                                                                                  77 West Wacker Drive
                                                                                  Chicago, Illinois 60601
         .................................... ................................... ..................................


         .................................... ................................... ..................................
         Stephen B. Timbers                   President - Northern Trust Global   NTC
                                              Investments and Executive Vice
                                              President
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Northern Trust Global Advisors,
                                                                                  Inc.
                                                                                  29 Federal Street
                                                                                  Stamford, Connecticut 06901
                                              ................................... ..................................
                                              ................................... ..................................
                                              Former President and CEO            Zurich-Kemper Investments
                                                                                  222 Riverside Plaza
                                                                                  Chicago, Illinois 60606
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            LTV Steel Company
                                                                                  200 Public Square
                                                                                  Cleveland, Ohio 44114-2308
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            NTQA
                                              ................................... ..................................
                                              ................................... ..................................
                                              President and Director              Northern Investment Management
                                                                                  Company

         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Jeffrey H. Wessel                    Executive Vice President            NTC
                                              ................................... ..................................
                                              ................................... ..................................
                                              President and Director              NTQA
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Northern Trust Global Advisors,
                                                                                  Inc.
                                                                                  29 Federal Street
                                                                                  Stamford, Connecticut 06901
                                              ................................... ..................................
                                              ................................... ..................................
                                              Manager                             Northern Trust Retirement
                                                                                  Consulting
                                                                                  401 Perimeter Center Terrace
                                                                                  Suite 850
                                                                                  Atlanta, Georgia 30346

(c)      Conseco Capital Management, Inc

         The descriptions of Conseco Capital Management, Inc., ("CCM") under the caption "Management-Adviser" in the Prospectus and Statement of Additional Information relating to Corporate Bond Fund constituting certain of Parts A and B, respectively, of post-effective amendment No. 8 to the Trust's registration statement (accession number 0001004402-00-0001290) are incorporated by reference herein.

         The following are the directors and officers of CCM, 11825 N. Pennsylvania Street, Carmel, Indiana 46032, including any business connections of a substantial nature, which they have had in the past two (2) fiscal years. Unless otherwise indicated, the address of each company listed is 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

         Name                                 Title                               Business Connection
         .................................... ................................... ..................................
         Nora Ann Bammann                     Vice President                      CCM
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Maxwell Bublitz                      President, Chief Executive          CCM
                                              Officer and Director

         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Andrew S. Chow                       Vice President                      CCM
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Rollin M. Dick                       Director                            CCM
                                              ................................... ..................................
                                              ................................... ..................................
                                              Executive Officer and Director      Various affiliates of Conseco,
                                                                                  Inc.
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Brightpoint, Inc.
                                                                                  6042 Corporate Drive
                                                                                  Indianapolis, Indiana 46278
                                              ................................... ..................................
         .................................... ................................... ..................................
         John Robert Kline                    Chief Financial Officer,            CCM
                                              Treasurer and Vice President
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Thomas Meyers                        Senior Vice President, Director     CCM
                                              of Marketing
                                              ................................... ..................................
                                              ................................... ..................................
                                              Senior Vice President               Conseco Mortgage Capital, Inc.
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Thomas J. Pence                      Senior Vice President               CCM
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         See Yeng Quek                        Vice President                      CCM
         .................................... ................................... ..................................


         .................................... ................................... ..................................
         Gregory Hahn                         Senior Vice President, Portfolio    CCM
                                              Manager
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         William P. Kovacs                    Director, Vice President, Chief     CCM
                                              Compliance Officer and Secretary
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director, Vice President and        Conseco Equity Sales, Inc.
                                              Secretary
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director, Vice President and        Conseco Securities, Inc.
                                              Secretary
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         John R. Kline                        Vice President, Finance and         CCM
                                              Treasurer
                                              ................................... ..................................
                                              ................................... ..................................
                                              Vice President, Corporate Finance   Conseco Services, LLC
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Jude T. Driscoll                     Vice President, Portfolio           CCM
                                              Management and Trading
                                              ................................... ..................................
                                              ................................... ..................................
                                              Trader                              Previously, Nations Bank,
                                                                                  Charlotte, North Carolina
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Todd C. Thompson                     Second Vice President               CCM
                                              ................................... ..................................
                                              ................................... ..................................
                                              Assistant Investment Officer        Previously, Public Employees
                                                                                  Retirement Systems of Ohio

         .................................... ................................... ..................................
         .................................... ................................... ..................................
         William T. Lissenden                 Director of Research                CCM
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director, Taxable Fixed Income      Previously, Prudential
                                              Research and Product Management     Securities, Inc., New York, New
                                                                                  York


         Information as to the officers and directors of CCM is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

(d)      Davis Hamilton Jackson & Associates, L.P.

         The descriptions of Davis Hamilton Jackson & Associates, L.P., ("DHJA") under the caption "Management-Adviser" in the Prospectus and Statement of Additional Information relating to Growth Equity Fund constituting certain of Parts A and B, respectively, of post-effective amendment No. 8 to the Trust's registration statement (accession number 0001004402-00-0001290) are incorporated by reference herein.

         The following are the directors and officers of DHJA Two Houston Center, 909 Fannin, Suite 550, Houston, Texas 77010, including any business connections of a substantial nature which they have had in the past two (2) fiscal years.

         Name                                 Title                                Business Connection
         .................................... .................................... .................................
         Jack R. Hamilton                     President and Limited Partner        DHJA
         .................................... .................................... .................................
         .................................... .................................... .................................
         Robert C. Davis                      Secretary and Limited Partner        DHJA
         .................................... .................................... .................................
         .................................... .................................... .................................
         Alfred Jackson                       Limited Partner                      DHJA
         .................................... .................................... .................................
         .................................... .................................... .................................
         Carla J. Evans                       Vice President - Administration      DHJA
         .................................... .................................... .................................
         .................................... .................................... .................................
         Jeffrey L. Sarff                     Chief Operating Officer and          DHJA
                                              Limited Partner
         .................................... .................................... .................................
         .................................... .................................... .................................
         J. Patrick Clegg                     Limited Partner                      DHJA
         .................................... .................................... .................................
         .................................... .................................... .................................
         James P. Webb                        Limited Partner                      DHJA
         .................................... .................................... .................................
         .................................... .................................... .................................
         Catherine S. Woodruff                Limited Partner                      DHJA
         .................................... .................................... .................................

(e)      PPM America, Inc.

         The descriptions of PPM America, Inc. ("PPM") under the caption "Management-Adviser" in the Prospectus and Statement of Additional
         Information relating to Value Equity Fund, constituting certain of Parts A and B, respectively, of post-effective amendment No. 8 to the
         Trust's       registration       statement       (accession      number
         0001004402-00-0001290)are incorporated by reference herein.

         The following are the directors and officers of PPM, 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, including any business connections of a substantial nature, which they have had in the past two (2) years. Unless otherwise indicated, the address of each company listed is 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606.

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Russell William Swanson              President and Director              PPM
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Mark Bernard Mandich                 Executive Vice President,           PPM
                                              Secretary, Chief Compliance
                                              Officer and Director

         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Fred John Stark III                  Executive Vice President,           PPM
                                              Secretary, Counsel and Director


(f)      Memorial Investment Advisors, Inc.

         The descriptions of Memorial Investment Advisors, Inc. under the caption "Management-Adviser" in the Prospectuses and Statement of Additional Information relating to Daily Cash Fund, constituting certain of Parts A and B, respectively, of the Registration Statement are incorporated by reference herein.

         The following are the directors and officers of Memorial Investment Advisors, Inc., 5847 San Felipe, Suite 875 Houston, TX 77057, including any business connections of a substantial nature, which they have had in the past two (2) years. Unless otherwise indicated, the address of each company listed is 5847 San Felipe, Suite 875, Houston, TX 77057.

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Christopher W. Hamm                  President                           Memorial Investment Advisors,
                                                                                  Inc.

                                              ................................... ...................................
                                              ................................... ...................................

                                              President                           CapRock Financial Group
                                              ................................... ...................................
                                              ................................... ...................................
                                              President                           CapRock Management Corp.
                                              ................................... ...................................
                                              ................................... ...................................
                                              President                           Memorial Group, Inc.
                                              ................................... ...................................
                                              ................................... ...................................
                                              President                           Service Financial Group, Inc.
                                              ................................... ...................................
                                              ................................... ...................................
                                              Director                            Cypress Mortgage Corp., Austin,
                                                                                  Texas
                                              ................................... ...................................
                                              ................................... ...................................
                                              Director                            Hamm Corp.


                                              ................................... ...................................
                                              ................................... ...................................

                                              Executive Director                  CIBC Oppenheimer Corp.
                                                                                  1600 Smith, Suite 3100
                                                                                  Houston, Texas 77002
                                                                                  Prior to 9/98

         .................................... ................................... ...................................
         .................................... ................................... ...................................

         James L. Sullivan                    Vice President and Chief            Memorial Investment Advisors,
                                              Financial Officer                   Inc.
                                              ................................... ...................................
                                              ................................... ...................................
                                              Vice President                      Memorial Group, Inc.
                                              ................................... ...................................
                                              ................................... ...................................
                                              Vice President                      Service Financial Group, Inc.

         .................................... ................................... ...................................
         .................................... ................................... ...................................

         Larry O. Knowles                     Vice President and Chief            Memorial Investment Advisors,
                                              Financial Officer                   Inc.
                                              ................................... ...................................
                                              ................................... ...................................
                                              Vice President                      Memorial Group, Inc.
                                              ................................... ...................................
                                              ................................... ...................................
                                              Vice President                      Service Financial Group, Inc.
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Kathryn P. Harrison                  Compliance Officer                  Memorial Investment Advisors,
                                                                                  Inc.
                                              ................................... ...................................
                                              ................................... ...................................
                                              Compliance Administrator            Beutel Goodman Capital
                                                                                  Management, Inc.

         .................................... ................................... ...................................
         .................................... ................................... ...................................

         Amy Kitchell                         Director of Marketing               Memorial Investment Advisors,
                                                                                  Inc.


ITEM 27.  PRINCIPAL UNDERWRITERS

(a)      Forum  Fund  Services,   LLC,  Registrant's   underwriter,   serves  as
         underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

         The Cutler Trust
         Forum Funds
         Monarch Funds
         Sound Shore Fund, Inc.
         TrueCrossing Funds

(b) The following officers of Forum Fund Services, LLC, Registrant's underwriter, hold the following positions with registrant. Their business address is Two Portland Square, Portland, Maine 04101.

         Name                           Position with Underwriter             Position with Registrant
         .............................. ..................................... ....................................
         .............................. ..................................... ....................................
         Ronald H. Hirsch               Treasurer                             Vice President and Treasurer
         .............................. ..................................... ....................................
         .............................. ..................................... ....................................
         John Y. Keffer                 Director                              Trustee
         .............................. ..................................... ....................................

(c)      Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.  UNDERTAKINGS

         None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, State of Maine on November 7, 2000.


                                        MEMORIAL FUNDS

                                        Christopher W. Hamm, President

                                        /s/ Christopher W. Hamm
                                        ----------------------------------------



Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on November 7, 2000.


(a)      Principal Executive Officer

         /s/ Christopher W. Hamm
         --------------------------------------------
         Christopher W. Hamm, President

(b)      Principal Financial Officer

         /s/ Ronald H. Hirsch
         --------------------------------------------
         Ronald H. Hirsch, Treasurer

(c)      All of the Trustees

         /s/ Christopher W. Hamm
         --------------------------------------------
         Christopher W. Hamm, Trustee

         /s/ John Y. Keffer
         --------------------------------------------
         John Y. Keffer, Trustee

         Jay Brammer, Trustee*
         J.B. Goodwin, Trustee*
         Robert Stillwell, Trustee*

         By: /s/ David I. Goldstein
            -----------------------------------------
         David I. Goldstein, Attorney-in-Fact*


* Pursuant to powers of attorney previously filed as an Exhibit to this Registration Statement.

                                   SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Memorial Funds to be signed in the City of Portland, State of Maine on November 7, 2000.

                                              CORE TRUST (DELAWARE)

                                              By:    /s/ John Y. Keffer
                                                 -----------------------
                                                       John Y. Keffer, President

On behalf of Core Trust (Delaware), this amendment to the Registration Statement of Memorial Funds has been signed below by the following persons in the capacities indicated on November 7, 2000.

(a)      Principal Executive Officer

         /s/ John Y. Keffer
         ---------------------------
         John Y. Keffer, Chairman and President

(b)      Principal Financial Officer

         /s/ Ronald. H. Hirsch
         ---------------------------
         Ronald H. Hirsch, Treasurer

(c)      A majority of the Trustees

         /s/ John Y. Keffer
         ---------------------------
         John Y. Keffer, Chairman

         Costas Azariadis, Trustee
         J. Michael Parish, Trustee
         James C. Cheng, Trustee

         By:/s/ John Y. Keffer
            ------------------------
         John Y. Keffer, Attorney in fact*

         * Pursuant to powers of attorney previously filed as an Exhibit to this Registration Statement.

                                INDEX TO EXHIBITS

(d)(6) Form of Investment Advisory Agreement Between Registrant and Memorial Investment Advisors, Inc.

(m)  Rule 12b-1 Plan.

(p)(3) Code of Ethics adopted by PPM America, Inc.

(p)(7) Code of Ethics adopted by Memorial Investment Advisors, Inc.